Investment Objectives and Goals - Affinity World Leaders Equity ETF	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY - Affinity World Leaders Equity ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]

The Affinity World Leaders Equity ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the FTSE StarMine Affinity World Leaders Index (the “Index”).